Document And Entity Information	14 Months Ended
Aug. 31, 2023
Document Information Line Items
Entity Registrant Name	Alvotech
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	N/A
Entity Central Index Key	0001898416
Document Period End Date	Aug. 31, 2023
Entity File Number	001-41421